Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	116,339,293	26,924,643
Common stock, shares outstanding	116,339,293	26,924,643
Redeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares issued	87	800
Convertible redeemable preferred stock, shares outstanding	87	800
Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares issued	860	0
Convertible redeemable preferred stock, shares outstanding	860	0
Redeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Series B convertible redeemable preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Series B convertible redeemable preferred stock shares issued	467	2,243
Series B convertible redeemable preferred stock shares outstanding	467	2,243